Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (38,861)	$ (56,602)	$ (34,787)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision (reversal of provision) on accounts receivables & other current assets	(20)	(1,757)	4,371
Depreciation of property and equipment	376	123	149
Amortization of intangible assets	1,427	2,110	5,430
Amortization of right of use asset	537	829	815
Loss on disposal of property and equipment			10
Impairment of inventory		1,268	782
Impairment of intangible assets			724
Deferred income tax (benefits) expenses	(55)	680	(1,003)
Interest expense related to debt discount	11,387	9,945
Share-based compensation expenses	2,782	7,937	3,002
(Gain) loss on debt settlement	(217)	17,199	(26)
(Gain) loss on disposal of subsidiary		303	(10,096)
Non-employee share-based compensation expenses	604	9,596	16,992
Contingency loss			3,065
Reversal of contingency loss		(3,277)
Gain from debt forgiveness		(2,094)
Change in fair value of contingent consideration for the acquisition of HHE		111
Loss on additional acquisition cost to HHE in shares	5,950
Loss related to equity financing	3,669
Loss from deconsolidation of HHE	3,610
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	(1,052)	(1,379)	1,560
Inventories	1,982	(5,310)	2,202
Contract assets	1,485	(1,414)
Prepaid expenses and other current assets	6,343	(12,944)	(7,678)
Other non-current assets			(3,221)
Accounts payable	(1,379)	(1,261)	(2,984)
Accrued expenses and other payables	(3,673)	9,753	13,032
Advances from customers and contract liabilities	2,107	(92)	493
Amounts due to related parties	(1,766)	(1,288)	(351)
Deferred revenues	9	1,040	(28)
Long-term payable	(252)	669	(361)
Income tax payable	(392)	(1,454)	974
Right of use asset	433	(1,796)	(819)
Lease liabilities	(542)	435	(132)
Other non-current liabilities	(15)	(68)	84
Net cash used in operating activities	(5,523)	(28,738)	(8,059)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(718)	(781)	(72)
Purchases of intangible assets			(141)
Cash disposed of from deconsolidation of HHE	(1,117)
Proceeds from disposal of a subsidiary, net of cash balance at disposed entity			4,172
Investment in time deposit	(1,436)
Investment in convertible bond and cash loan	(100)	(338)
Proceeds from acquisition of a subsidiary, net of cash acquired		121
Net cash generated from (used in) investing activities	(3,371)	(998)	3,959
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	155	3,507	5,300
Repayments of short-term bank and other borrowings	(579)	(3,906)	(7,905)
Proceeds from long-term bank and other borrowings	112		1,250
Repayments of long-term bank and other borrowings	(1)	(111)
Proceeds from issuance of convertible notes	15,075	34,427
Proceeds from exercising of warrants		55
Proceeds from non-controlling shareholders of a subsidiary	138	297
Net cash (used in) generated from financing activities	14,900	34,269	(1,355)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(2,594)	311	228
Net (decrease) increase in cash and cash equivalents and restricted cash	3,412	4,844	(5,227)
Cash and cash equivalents and restricted cash at the beginning of year	7,925	3,081	8,308
Cash and cash equivalents and restricted cash at the end of year	11,337	7,925	3,081
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year		1,597
Cash and cash equivalents and restricted cash of continuing operations at the end of year	11,337	6,328	3,081
Reconciliation of cash and cash equivalents and restricted cash of the continuing operations
Cash and cash equivalents of continuing operations at the end of year	11,305	6,117	3,044
Restricted cash of continuing operations at the end of year	32	211	37
Total cash and cash equivalents and restricted cash of continuing operations	11,337	6,328	3,081
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year		1,597
Restricted cash of discontinued operations at the end of year
Total cash and cash equivalents and restricted cash of discontinued operations		1,597
Supplemental disclosures of cash flow information:
Interest paid	(232)	(1,707)	(3,614)
Interest received	24	4	8
Income tax paid	(254)	(375)	(544)
Cash paid included in the measurement of lease liabilities	(678)	(1,088)	(1,008)
Supplemental schedule of non-cash activities:
Acquisition of a subsidiary		3,529
Loan conversion with ordinary shares	1,250
Conversion of convertible notes	28,692	21,433
Issuance of shares for an increase in subscription receivable	2,760		4,080
Shares released from escrow		4,080
Issuance of shares in exchange for advisory services	604	9,651	16,992
Debt settlements by issuance of ordinary shares		36,092	3,439
Settlement of equity financing	3,669
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 575	$ 1,780	$ 797